As filed with the Securities and Exchange Commission on March 19, 1999

                                                            File Nos.: 811-07959
                                                                       333-68331
================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------


                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 1


                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 (602) 952-1100
              (Registrant's Telephone Number, Including Area Code)

                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
                     Address of Principal Executive Offices)

                               ------------------

                               ROBERT H. WADSWORTH
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
                     (Name and Address of Agent for Service)

                               -------------------

                                    Copy to:
                               Julie Allecta, Esq.
                               Kelvin Leung, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. This Registration Statement shall hereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 (the "1933 Act") or until the registration statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

No filing fee is required under the 1933 Act because an indefinite number of shares of beneficial interest, with par value $0.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

================================================================================

                              CROSS REFERENCE SHEET

FORM N-14 PART A
                        LOCATION IN PROSPECTUS/PROXY STATEMENT
                        --------------------------------------

            1           Front Cover; Cross Reference

            2           Table of Contents

            3           Introduction; Description of the Proposed
                        Reorganization; Comparison of the Funds; Risk Factors

            4 Introduction, The Transaction, The Proposal, Description of the Proposed Reorganization

            5,6         The Transaction, Comparison of the Funds; Risk Factors;
                        Further Information About the Fund and the New Fund

            7           Shares and Voting; Vote Required

            8           Not Applicable

            9           Not Applicable

FORM N-14 PART B
                        LOCATION IN STATEMENT OF ADDITIONAL INFORMATION
                        -----------------------------------------------

            10          Cover Page

            11          Table of Contents

            12 Incorporation of Documents by Reference in Statement of Additional Information

            13          Not Applicable

            14 Incorporation of Documents by Reference in Statement of Additional Information

FORM N-14 PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of Form N-14.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

From Post-Effective Amendment No. 36 of Advisors Series Trust, filed January 8, 1999, (SEC File No. 333-17391):

            PRELIMINARY PROSPECTUS FOR SEGALL BRYANT & HAMILL MID CAP FUND, DATED JANUARY 8, 1999

            PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION FOR SEGALL BRYANT & HAMILL MID CAP FUND, DATED JANUARY 8, 1999

From Post-Effective Amendment No. 31 of VAM Institutional Funds, Inc., filed August 27, 1998 (SEC File No. 2-95930):

            PROSPECTUS FOR SEGALL BRYANT & HAMILL GROWTH AND INCOME FUND, DATED AUGUST 27, 1998

            STATEMENT OF ADDITIONAL INFORMATION FOR SEGALL BRYANT & HAMILL GROWTH AND INCOME FUND, DATED AUGUST 27, 1998

As previously sent to shareholders of the Segall Bryant & Hamill Growth and Income Fund and filed with the SEC pursuant to Rule 30b2-1:

            ANNUAL REPORT FOR THE SEGALL BRYANT & HAMILL GROWTH AND INCOME FUND FOR THE FISCAL YEAR ENDED APRIL 30, 1998.

                  ---------------------------------------------

                                     PART A

                  ---------------------------------------------

                  Segall Bryant & Hamill Growth and Income Fund
                    a series of VAM Institutional Funds, Inc.
                       90 South Seventh Street, Suite 4300
                              Minneapolis, MN 55402

March 11, 1999


To the Shareholders of Segall Bryant & Hamill Growth and Income Fund:

         Recently you received a Notice of Special Meeting and Proxy Statement for the Segall Bryant & Hamill Growth and Income Fund seeking your approval of a proposed reorganization of the Fund. The shareholder meeting date was set for March 9, 1999. Because of technical difficulties, a new record date (February 24, 1999) and shareholder meeting date (March 31, 1999) have been selected. The purpose of the meeting and the terms of the proposed reorganization remain the same as in our prior communication with you.

         Our records indicate you were still a shareholder of the Fund on the new record date. We ask that you review the supplement included herewith. If you have not already done so, complete the proxy card previously sent to you and return it in the envelope previously provided. If you have already voted and wish to change your vote or you have lost your proxy card, please call Tom Marschel collect at 602-952-1100 to have a new proxy card and return envelope sent to you. You may also obtain a copy of the complete Notice of Special Meeting and Combined Proxy Statement and Prospectus for the Fund by calling Tom collect at 602-952-1100.

         The Fund and Segall Bryant & Hamill appreciate your consideration of this matter.

Sincerely,

Thomas J. Abood
Secretary

--------------------------------------------------------------------------------
                       Supplement dated March 11, 1999 to
                          Combined Proxy Statement for
VAM Institutional Funds, Inc., Segall Bryant & Hamill Growth and Income Fund and
                                 Prospectus for
           Advisors Series Trust, Segall Bryant & Hamill Mid Cap Fund
                             dated February 2, 1999
--------------------------------------------------------------------------------

         The Combined Proxy Statement and Prospectus referred to above dated February 2, 1999 (the "Proxy") is hereby supplemented as follows:

         The special meeting of the shareholders of Segall Bryant & Hamill Growth and Income Fund has been moved to March 31, 1999, for shareholders of record as of February 24, 1999. The change in meeting date and record date do not change the purpose of special meeting as described in the Proxy.

         As of the February 24, 1999 record date, there were 550,095.178 shares outstanding, and 77 shareholders of record. Record holders with greater than 5% are the same as set forth in the Proxy, except that the percentages are 46.14% for Charles Schwab & Co. and 35.89% for National Financial Services Corporation. The officers and Directors of VAM Funds, as a group, owned, of record and beneficially, less than one percent of the outstanding voting securities of the Fund as of the record date. Except as modified hereby, the Proxy remains in effect in all material respects.


                  YOUR VOTE IS IMPORTANT REGARDLESS OF HOW MANY
                       SHARES YOU OWNED ON THE RECORD DATE


            IF YOU HAVE NOT ALREADY DONE SO, COMPLETE THE PROXY CARD
         PREVIOUSLY SENT TO YOU AND RETURN IT IN THE ENVELOPE PREVIOUSLY
        PROVIDED. IF YOU HAVE ALREADY VOTED AND WISH TO CHANGE YOUR VOTE
           OR YOU HAVE LOST YOUR PROXY CARD, PLEASE CALL TOM MARSCHEL
      COLLECT AT 602-952-1100 TO HAVE A NEW PROXY CARD AND RETURN ENVELOPE
        SENT TO YOU. YOU MAY ALSO OBTAIN A COPY OF THE COMPLETE NOTICE OF
                 SPECIALMEETING AND COMBINED PROXY STATEMENT AND
                 PROSPECTUS FOR THE FUND BY CALLING TOM COLLECT
                                AT 602-952-1100.

                          VAM INSTITUTIONAL FUNDS, INC.
                             90 South Seventh Street
                                   Suite 4300
                              Minneapolis, MN 55402

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                       OF
                  SEGALL BRYANT & HAMILL GROWTH AND INCOME FUND
                            TO BE HELD MARCH 9, 1999
                             To the Shareholders of
                 Segall Bryant & Hamill Growth and Income Fund:

         NOTICE IS HEREBY GIVEN that a special meeting of shareholders of Segall Bryant & Hamill Growth and Income Fund (the "Fund"), a series of VAM Institutional Funds, Inc., will be held at the offices of the Sub-advisor, Segall Bryant & Hamill, 10 South Wacker Drive, Suite 2150, Chicago, IL 60606 on March 9, 1999, at 10:00 A.M., local time, for the following purposes:

     1. To approve or disapprove a proposed reorganization of the Fund into the SB&H Mid Cap Fund, a newly-formed series of Advisors Series Trust.

     2. To transact such other business as may properly come before the special meeting or any adjournment(s) thereof.

         Only shareholders of record at the close of business on December 21, 1998 (Record Date) will be entitled to notice of and to vote at the special meeting or any adjournment thereof.

                                        By Order of the Board of Directors


                                        /s/ Thomas J. Abood
                                        --------------------------
                                        Thomas J. Abood, Secretary
January 29, 1999

                  YOUR VOTE IS IMPORTANT REGARDLESS OF HOW MANY
                      SHARES YOU OWNED ON THE RECORD DATE.
                              --------------------
PLEASE INDICATE YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY FORM, DATE AND SIGN IT, AND RETURN IT IN THE PRE-ADDRESSED ENVELOPE PROVIDED. NO POSTAGE IS NECESSARY IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE REQUEST YOUR COOPERATION IN MAILING YOUR PROXY PROMPTLY.

                                                                               1
                                    COMBINED

                                 PROXY STATEMENT
                                       for
                          Vam Institutional Funds, Inc.
                  Segall Bryant & Hamill Growth and Income Fund

                                       AND

                                   PROSPECTUS
                                       for
                              Advisors Series Trust
                       Segall Bryant & Hamill Mid Cap Fund
                             DATED: February 2, 1999

         The Notice of Special Meeting of Shareholders, Combined Proxy Statement and Prospectus and a form of Proxy, are being furnished in connection with the solicitation of proxies by the Board of Directors (Board of Directors) of VAM Institutional Funds, Inc., (VAM Funds) for use at a Special Meeting of Shareholders of the Segall Bryant & Hamill Growth and Income Fund (Fund), a separate series of VAM Funds, to be held on March 9, 1999.

         At the Special Meeting, the Fund's shareholders will be asked to vote on a proposed reorganization (Reorganization) of the Fund into the Segall Bryant & Hamill Mid Cap Fund (New Fund), a series of Advisors Series Trust (AST Trust). New Fund is a new series of AST Trust that will not have any assets or commence operations until after the Reorganization. The Reorganization will include:

     +    the transfer of all assets and liabilities of the Fund to the New
          Fund in exchange for shares of the New Fund equivalent in value to the assets and liabilities transferred,

     + the one-for-one distribution of such New Fund shares to Fund shareholders of record as of the effective date of the Reorganization (Effective Date) in full redemption of such shareholders' shares in the Fund, and

     +    the immediate liquidation and termination of the Fund.

         After the Reorganization, each shareholder of the Fund as of the Effective Date will hold New Fund shares having the same aggregate net asset value as the shares of the Fund held immediately before the Reorganization. Counsel to the New Fund will issue an opinion that, for federal income tax purposes, this will be treated as a tax-free reorganization that will not cause the Fund's shareholders to recognize a gain or loss for federal income tax purposes. See Section II.A.3 below.

         The principal executive offices of VAM Funds are located at 90 South Street, Suite 4300, Minneapolis, MN 55402 (612) 376-7000. The principal executive offices of AST Trust are located at 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018 (602) 952-1100.

         This Combined Proxy Statement and Prospectus sets forth concisely the information that a shareholder of the Fund should know before voting on the proposal. It should be read and retained for future reference.

         The New Fund is a new series of AST Trust. The registration statement for the New Fund (which includes the Preliminary Prospectus and the Preliminary Statement of Additional Information for the New Fund) was initially filed with the Securities and Exchange Commission (SEC) on October 15, 1998, and later updated on December 28, 1998 and January 8, 1999, and is incorporated by reference herein. The Prospectus and Statement of Additional Information for the Fund dated August 27, 1998, and the Statement of Additional Information relating to this Combined Proxy Statement and Prospectus of even date herewith are on file with the SEC and are incorporated by reference herein. The Fund's Prospectus dated August 27, 1998, and the New Fund's preliminary Prospectus dated as of January 8, 1999, accompany this document. The Statement of Additional Information of the Fund dated August 27, 1998, and the Statement of Additional Information relating to this Combined Proxy Statement and Prospectus of even date herewith, are available without charge by writing to the AST Trust at 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018 (602) 952-1100.

         The Annual Report to Shareholders of the Fund for the fiscal year ended April 30, 1998, containing audited financial statements of the Fund previously has been mailed to each shareholder entitled to vote at the Special Meeting. Additional copies of that Annual Report are available without charge by writing or calling the VAM Funds at its address and telephone number listed above. The New Fund is a new series of AST Trust and has not commenced operations. Therefore, no Annual Report to Shareholders of the New Fund is available. It is expected that this Combined Proxy Statement and Prospectus will be mailed to Fund shareholders on or about February 4, 1999.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

I.   INTRODUCTION
     A.   THE TRANSACTION
     B.   THE PROPOSAL
     C.   SHARES AND VOTING

II.  THE PROPOSAL: APPROVAL OF THE PROPOSED REORGANIZATION
     A.   DESCRIPTION OF THE PROPOSED REORGANIZATION
          1.   The Reorganization
          2.   Effect of the Reorganization
          3.   Federal Income Tax Consequences
          4.   Description of the New Fund shares
          5.   Capitalization
     B.   COMPARISON OF THE FUNDS
          1.   New Investment Objectives and Policies
          2.   Investment Restrictions
          3.   Risk Factors
          4.   Comparative Summary of Investor Costs
          5.   Comparative Performance Information
          6.   Advisory Fees, Sub-Advisory Fees and Other Expenses
          7.   Distribution and Shareholder Services
          8.   Distribution Plans
          9.   Administration, Custody, Fund Accounting and Transfer Agency
               Services
          10.  Purchase Procedures
          11.  Redemption Procedures
          12.  Income Dividends, Capital Gain Distributions and Taxes
          13.  Portfolio Transactions and Brokerage Commissions
          14.  Shareholders' Rights
     C.   RECOMMENDATION OF THE BOARD OF DIRECTORS
          1.   The Legal Framework
          2.   The Director' Considerations
     D.   DISSENTERS' RIGHTS OF APPRAISAL
     E.   FURTHER INFORMATION ABOUT THE FUND AND THE
               New Fund
     G.   VOTE REQUIRED

III. MISCELLANEOUS ISSUES
     A.   OTHER BUSINESS
     B.   NEXT MEETING OF SHAREHOLDERS
     C.   EXPERTS

                                 I. INTRODUCTION

A.   THE TRANSACTION

         The Special Meeting has been called for the purpose of allowing shareholders of the Fund to consider and vote on a proposed reorganization of the Fund (the "Reorganization"). The purpose of the Reorganization is to move the Fund out of the VAM Funds prior to the impending liquidation of the VAM Funds and to continue the Fund, with a greater mid cap emphasis, as a separate mutual fund to be called the Segall Bryant & Hamill Mid Cap Fund (as defined above, the "New Fund"), which will be a series of Advisors Series Trust. This reorganization is necessitated by the decision of the Board of Directors of VAM Funds to dissolve and liquidate all the VAM Funds, including the Growth & Income Fund managed by Segall Bryant & Hamill (SB&H). If the Fund were simply liquidated along with the other VAM Funds, distributions of Fund assets would likely result in current taxation of any built-in gains for shareholders who are not investing through a tax-exempt or tax-deferred account. If the proposed Reorganization is approved, the Fund would continue to operate in the form of the New Fund and there would be no adverse tax consequences for shareholders. SB&H, the Fund's portfolio adviser since its inception, would continue to be directly responsible for the New Fund and has agreed to keep the operating expenses of the New Fund at below their current level. SB&H and the Directors of the VAM Funds believe it will be in the shareholders' best interests to have the Fund continue in existence.

         The current investment objective of the Fund is to seek growth of capital with income as a secondary objective. The Fund seeks to achieve its objective by investing primarily in the equity securities of well-established U.S. companies which, in the opinion of the Fund's sub-advisor, offer income potential in addition to growth of capital. The New Fund has an identical investment objective as the Fund, except that the New Fund will focus its investments in the equity securities of mid cap companies. SB&H considers mid cap companies to be those companies whose market capitalization falls within the range of $1 billion to $10 billion at the time of the New Fund's investment. The total expenses for the New Fund are projected to be lower than the current total expenses of the Fund because SB&H has agreed to limit the New Fund's total expenses to 1.40% of the New Fund's average daily net assets for a period of at least one year from the date of the Reorganization. Also, SB&H expects that with an increased marketing effort, the total assets of the New Fund may increase over time, thereby spreading fixed costs over an even larger asset base, potentially reducing the New Fund's per share fixed operating expenses to below 1.40%. Of course, there can be no guarantee that the total expenses of the New Fund will be reduced as a result of the Reorganization or that the investment objective of either Fund will be achieved.

         In light of the foregoing considerations and the other considerations described in this document, the Board of Directors of the VAM Funds have considered and approved the Reorganization of the Fund into a newly created portfolio of AST Trust. AST Trust is a Delaware business trust organized on October 3, 1996, with fourteen operational series and one series that is not yet operational. The AST Trust specializes in providing the necessary structure for adviser-sponsored mutual funds like the Fund and has all the necessary service providers in place and would be in a position to service the New Fund and its shareholders without interruption as soon as practicable following the Reorganization. Giving effect to a commitment by the New Fund's investment advisor, SB&H, to waive fees payable to it and/or reimburse expenses to keep the New Fund's total expense ratio to no more than 1.40% annually, the New Fund will have a lower expense ratio than the Fund from the consummation of the Reorganization (which is expected to occur in March 1999). SB&H may, in the future, reduce or eliminate such waiver and reimbursement however. The Reorganization will be accomplished by transferring all of the assets and liabilities of the Fund to a new series (Segall Bryant & Hamill Mid Cap Fund or New Fund) of AST Trust with the result that the existing shareholders of the Fund will become, after the Reorganization, the shareholders of the New Fund. The net asset value per share of the New Fund and the number of shares owned by each New Fund shareholder will be the same on the date of the Reorganization as the net asset value per share of the Fund and the number of shares owned on that date by the Fund's shareholders.

         The cost of the Reorganization and of the Special Meeting and solicitation of proxies including the cost of copying, printing and mailing of proxy materials, will be borne by the SB&H and Investment Company
Administration, LLC. In addition to solicitations by mail, proxies may also be solicited by officers of the VAM Funds, the AST Trust or SB&H, without special compensation, by telephone, telegram or otherwise.

B.   THE PROPOSAL

         At the Special Meeting, the shareholders of the Fund will be asked to approve the proposed Reorganization of the Fund into the New Fund. The Reorganization will include the transfer of all of the assets and liabilities of the Fund to the New Fund in exchange for shares of the New Fund of equivalent value, the one-for-one distribution of such New Fund shares for Fund shares, and the immediate liquidation and termination of the Fund.

         The Fund and the New Fund (collectively, the Funds) have identical investment objectives and similar investment policies (see "Comparison of the Funds-Investment Objectives and Policies," below). The investment objective of the Fund is to seek growth of capital with income as a secondary objective, by investing primarily in the equity securities of well-established companies (I.E., companies with market capitalizations in excess of $1 billion). The New Fund has an identical investment objective but it seeks to achieve its objective by investing primarily in the equity securities of medium capitalization companies (I.E., companies with market capitalization of between $1 billion and $10 billion at the time of the New Fund's investment).

         Investments in the Funds are subject to substantially similar risks. See Section II.C. below.

         The purchase and redemption arrangements of the Funds are substantially identical. The New Fund and the Fund have different distribution arrangements which are more fully discussed in Section II.B. below.

         The investment advisor to the Fund is Voyageur Asset Management LLC (VAM LLC) and the sub-advisor to the Fund is SB&H. SB&H will serve as investment advisor to the New Fund, which does not have a sub-adviser. As discussed below, the Board of Directors of the VAM Funds believes that the proposed Reorganization is in the best interests of the Fund and its shareholders, and that the interests of existing shareholders of the Fund will not be diluted as a result of the proposed Reorganization. See Section II.D. below.

C.   SHARES AND VOTING

         VAM Funds is a Minnesota corporation registered with the SEC as an open-end management investment company. VAM Funds currently has four series, or funds, outstanding, including the Fund. None of the three other series are currently operational and the Board of Directors intends to liquidate VAM Funds following the Reorganization. Currently, the Fund sells only one class (Class A) of shares. The New Fund has also designated only one class of shares. If the Reorganization is approved, the Fund's shareholders will receive shares of the New Fund in exchange for their Fund shares. Like the Fund, the New Fund will have a plan of distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (1940 Act).

         Each Fund share, or fraction thereof, is entitled to one vote or corresponding fraction thereof at the Special Meeting. At the close of business on December 21, 1998, the Record Date for the determination of shareholders entitled to vote at the Special Meeting, there were 548,976.350 shares outstanding held by 77 record holders (including omnibus accounts representing multiple underlying beneficial owners).

         All shares represented by each properly signed or transmitted proxy received prior to the Special Meeting will be voted at the Special Meeting. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Special Meeting, it will be voted in accordance with such instruction. A proxy may be revoked by a shareholder at any time prior to its use by written notice to the VAM Funds, by submission of a later-dated proxy or by voting in person at the Special Meeting. If any other matters come before the Special Meeting, proxies will be voted by the persons named therein as proxies in accordance with such persons' best judgment.

         The holders of ten percent of the shares outstanding and entitled to vote in person or by proxy shall constitute a quorum. When a quorum is present, approval of the proposal will require the affirmative vote of the lesser of (i) 67% of the shares represented at the Special Meeting if more than 50% of the outstanding shares is represented, or (ii) shares representing more than 50% of the Fund's outstanding shares. The Special Meeting may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning the Special Meeting to another date and time, whether or not a quorum is present, and the Special Meeting may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares which they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal.

         For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present. However, broker non-votes are disregarded in determining "votes cast" when the voting requirement is based on achieving a percentage of the voting securities entitled to vote present in person or by proxy at the Special Meeting.

         As of the Record Date, the Fund's shareholders of record and (to the VAM Fund's knowledge) beneficial owners who owned more than five percent of the Fund's shares are as follows:


                                                        Percentage of the Fund's
            Shareholder Name and Address                   Outstanding Shares
            ----------------------------                   ------------------

                Charles Schwab & Co.                             45.75%
Speciality Custody Account For The Exclusive Benefit
                    Of Customers
                 Attn: Mutual Funds
                101 Montgomery Street
               San Francisco, CA 94104

          National Financial Services Corp.                      36.35%
       For Exclusive Benefit Of Our Customers
              200 Liberty Street 4th FL
                 New York, NY 10281
         The New Fund currently does not have any public shareholders.

         The officers and Directors of the VAM Funds, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Fund as of the Record Date.

                                II. THE PROPOSAL:
                     APPROVAL OF THE PROPOSED REORGANIZATION

A.   DESCRIPTION OF THE PROPOSED REORGANIZATION

     1.   THE REORGANIZATION

         If the Reorganization is approved, then on the Effective Date the New Fund will acquire the assets and liabilities of the Fund, and will issue to the Fund the number of New Fund shares determined by dividing the value of the Fund's assets and liabilities so transferred by the net asset value of one New Fund share. The assets and liabilities of the Fund and the net asset value of the New Fund will be calculated at the close of business on the date immediately preceding the Effective Date (Valuation Date) in accordance with the Funds' valuation procedures described in their respective Prospectuses (in the case of the New Fund, the Prospectus on file with the SEC, and, in the case of the Fund, the Prospectus dated August 27, 1998). Contemporaneously with that asset transfer, the Fund will distribute the New Fund shares it receives on a one-for-one basis to each remaining shareholder of the Fund based on the percentage of the outstanding shares of the Fund held of record by that shareholder on the Valuation Date.

         This distribution of the New Fund shares by the Fund to its shareholders in full redemption of such shareholders' Fund shares will be accomplished by the establishment of book accounts on the New Fund's share records in the name of the respective shareholders of the Fund, representing the respective number of New Fund shares deliverable to each Fund shareholder. Fractional shares will be carried to the third decimal place. Certificates evidencing the New Fund shares will not be issued to the Fund's shareholders.

         Immediately following the Fund's liquidating distribution of the New Fund shares to the Fund shareholders, the Fund and VAM Funds will liquidate and terminate.

         Consummation of the Reorganization is subject to approval by the shareholders of the Fund and the satisfaction of certain other conditions. The Reorganization may be abandoned at any time before the Effective Date upon the vote of either a majority of the Board of Directors of the VAM Funds or a majority of the Board of Trustees of AST Trust.

         The above is a summary of the Reorganization. The summary does not purport to be a complete description of the terms of the Reorganization, which are set forth in the Agreement and Plan of Reorganization attached as Exhibit A to this document.

     2.   EFFECT OF THE REORGANIZATION

         If the Reorganization is approved and completed, shareholders of the Fund as of the Effective Date will become shareholders of the New Fund, which will acquire the net assets of the Fund. The net asset value of the New Fund shares held by each shareholder of the Fund immediately after consummation of the Reorganization will be equivalent to the net asset value of the Fund shares held by that shareholder immediately before consummation of the Reorganization.

         On or before the Effective Date the Fund intends to distribute all of its then remaining net investment income and realized capital gains.

         SB&H, the current sub-adviser to the Fund, will, after the Reorganization, be the investment adviser for the New Fund and therefore will be the investment adviser for the Fund's assets after the Reorganization. The current adviser of the Fund, VAM LLC, will cease to have any relationship with the operation of the Fund (in its reconstituted form as the New Fund). Also, after the Reorganization, First Fund Distributors, Inc., will be the distributor of the New Fund's shares instead of Dougherty Summit Securities LLC, the distributor of shares of the Fund. The current Board of Directors of VAM Funds will no longer serve in that capacity. It is, however, expected that the New Fund will be managed in accordance with its existing investment objective and policies, which are similar to that of the Fund, other than a change of investment universe to mid cap companies.

     3.   FEDERAL INCOME TAX CONSEQUENCES

         As a condition to the closing of the Reorganization, the Fund and the New Fund must receive a favorable opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to the New Fund, substantially to the effect that, for federal income tax purposes: (a) the transfer by the Fund of substantially all of its assets to the New Fund solely in exchange for the New Fund shares, as described above, is a reorganization within the meaning of Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (Code); (b) no gain or loss is recognized by the Fund upon the transfer of substantially all of its assets to the New Fund in exchange solely for shares of the New Fund shares; (c) no gain or loss is recognized by the New Fund on receipt of the Fund assets in exchange for the New Fund shares; (d) the basis of the assets of the Fund in the hands of the New Fund is, in each instance, the same as the basis of those assets in the hands of the Fund immediately prior to the transaction; (e) the holding period of the Fund's assets in the hands of the New Fund includes the period during which the assets were held by the Fund; (f) no gain or loss is recognized to the shareholders of the Fund upon the receipt of the New Fund shares solely in exchange for the Fund's shares; (g) the basis of the New Fund shares received by the Fund shareholders is, in each instance, the same as the basis of the Fund shares surrendered in exchange therefor; and (h) the holding period of the New Fund shares received by the Fund shareholders includes the holding period during which shares of the Fund surrendered and exchanged therefor was held, provided that such shares were held as a capital asset in the hands of the Fund shareholders on the date of the exchange. The VAM Funds do not intend to seek a private letter ruling from the Internal Revenue Service with respect to the tax effects of the Reorganization.

     4.   DESCRIPTION OF THE NEW FUND SHARES

         Each New Fund Share issued to Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each New Fund Share will represent an equal interest in the assets of the New Fund. The New Fund shares will be sold and redeemed based upon the net asset value of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund's Prospectus.

     5.   CAPITALIZATION

         The capitalization of the Funds as of October 31, 1998, and their pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

                                  (Unaudited)      (Unaudited)
                                     New            Acquired         Pro Forma
                                     Fund             Fund           Combined
                                     ----             ----           --------

Aggregate net assets                 $0**         $  6,953,093     $  6,953,093

Shares outstanding*                  $0**         $531,394.837     $531,394.837

Net asset value per share            $0**         $      13.08     $      13.08

----------

*    Each Fund is authorized to issue an indefinite number of shares.

** The New Fund is a new series of AST Trust. It has not commenced operation and currently has no assets and no shares outstanding.

B.   COMPARISON OF THE FUNDS

         A brief comparison of the Funds is set forth below.

     1.   NAME, INVESTMENT OBJECTIVES AND POLICIES

         Effective with the Reorganization, the Fund's name, Segall Bryant and Hamill Growth & Income Fund, would change to that of the New Fund, Segall Bryant & Hamill Mid Cap Fund. The investment objective of the Fund is to seek growth of capital with income as a secondary objective, by investing primarily in the equity securities of well-established companies (i.e., companies having a market capitalization in excess of $1 billion). The investment objective of the New Fund is identical. However, the New Fund will seek to achieve its investment objective by investing primarily in the equity securities of medium capitalization companies (i.e., companies whose market capitalization falls within the range of $1 billion to $10 billion.

         The Fund invests primarily (at least 65% of its total assets) in common stocks and other securities convertible into common stock (including preferred stocks and debentures). The Fund may also invest up to 35% of its total assets in debt securities. Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in the equity securities of companies having a market capitalization in excess of $1 billion. The Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts and Global Depositary Receipts.

         The New Fund has an identical investment objective and policies as the Fund, except that the New Fund will invest primarily (at least 65% of its total assets) in equity securities of medium capitalization companies. SB&H considers medium capitalization companies to be those whose market capitalization falls within the range of $1 billion to $10 billion at the time of the New Fund's investment. Also, unlike the Fund, the New Fund is permitted to make short shares which are not "against the box." What this means is that the New Fund is permitted to sell securities "short" that it does not own by borrowing those securities and then selling them. The New Fund would then be obligated to replace the securities borrowed by purchasing them at the market price at the time of replacement. See Section II.C. below.

     2.   INVESTMENT RESTRICTIONS

         Both the New Fund and the Fund have identical fundamental investment restrictions which cannot be changed without the affirmative vote of a majority of each Fund's outstanding voting securities as defined in the 1940 Act.

     3.   RISK FACTORS

         The New Fund's portfolio, like that of the Fund, is subject to the general risks and considerations associated with equity investing. In addition, some of the securities which both the New Fund and the Fund may invest may be of smaller companies. The securities of smaller companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group. While the Fund emphasizes investments in equity securities of well-established companies, the New Fund will emphasize investment in the equity securities of mid cap companies. Investing in securities of mid cap companies may involve greater risk than investing in securities of large cap companies, since securities of mid cap companies can be subject to more abrupt or erratic movements in value. However, they tend to involve less risk than securities of small cap companies.

         Unlike the Fund, the New Fund may sell "short" securities that it does not own. Short sales can enhance a fund's return but they involve specific risk considerations and may be considered a speculative technique. When a fund sells a security short, it profits from a decline in the price of that security. If a security that has been sold short increases in value, a fund may lose money on that position if it must replace the borrowed security (by purchasing it on the open market). Short sales can cause greater fluctuations in the value of a fund's shares than if that fund had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions a fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     4.   COMPARATIVE SUMMARY OF INVESTOR COSTS

         The following table summarizes the costs of investing in the Fund, based on expenses incurred in the most recent fiscal year, and in the New Fund, based on estimated expenses for the current fiscal year.

                                             Segall Bryant      Segall Bryant &
                                            & Hamill Growth      Hamill Mid Cap
                                            and Income Fund*         Fund**
                                            ----------------    ---------------
                                                                  (pro forma)
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                None               None
Sales Charge Imposed on Dividend Reinvestments     None               None

Maximum Contingent Deferred Sales Charge           None               None
Redemption Fees                                    None               None
Exchange Fees                                      None               None

ANNUAL OPERATING EXPENSES:
(as a percentage of average net assets)

Investment Advisory Fee                            0.75%              0.75%
12b-1 Fee                                          0.25%              0.25%
Other Expenses (after voluntary expense
reimbursements)                                    0.75%              0.40%
Total Fund Operating Expenses (after
voluntary expense reimbursements)                  1.75%              1.40%

* For the fiscal year ended April 30, 1998, without voluntary expense reimbursements and expenses paid by unaffiliated third parties, Other Expenses would have been 1.39% and Total Fund Operating Expenses would have been 2.39%.

** SB&H has agreed to reduce its fees and/or pay expenses of the New Fund to insure that the New Fund's expenses will not exceed 1.40%. If SB&H did not limit the New Fund's expenses, it is estimated that "Other Expenses" in the above table would be 1.45% and "Total Fund Operating Expenses" would be 2.45%. If SB&H does waive any of its fees or pay New Fund expenses, the New Fund may reimburse SB&H in future years. SB&H may, however, in the future terminate such fee reduction and/or reimbursement of expenses on a prospective basis.

EXAMPLE

         Assume, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of the Fund's and the New Fund's shares would have paid the following total expenses upon redeeming such shares:

                                   1 Year     3 Years      5 Years     10 Years
Segall, Bryant & Hamill Growth
and Income Fund                      $18        $55          $95         $206

Segall Bryant & Hamill Mid
Cap Fund                             $14        $44          N/A          N/A

The above example is to show the effect of expenses. This example does not represent past or future expenses or returns. Actual expenses and returns may vary.

         Performance information on the Fund may be found in its 1998 Annual Report to Shareholders.

     5.   ADVISORY FEES, SUB-ADVISORY FEES AND OTHER EXPENSES

         The advisory fees of the Fund and the New Fund are identical. Currently, VAM LLC serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement between the VAM Funds and VAM LLC dated April 30, 1997. SB&H serves as the sub-advisor to the Fund pursuant to a Sub-Advisory Agreement between VAM LLC and SB&H dated April 30, 1997. The Fund pays VAM LLC a monthly investment advisory fee equivalent on an annual basis to 0.75% of its average daily net assets. VAM LLC in turn pays SB&H sub-advisory fees of 0.75% of the Fund's average daily net assets.

         After the Reorganization, SB&H will serve as investment advisor to the New Fund pursuant to an Advisory Agreement. The New Fund will pay SB&H a monthly management fee based upon the New Fund's average daily net assets at the annual rate of 0.75%. The New Fund does not have any investment sub-advisor.

         The expense ratio of the New Fund (which, because of certain voluntary waivers by SB&H) is expected to be lower than the expense ratio of the Fund for the balance of 1999 (1.40% for the New Fund as compared to 1.75% for the Fund) because of certain voluntary waiver and expense reimbursements by SB&H. Absent the fee waiver, the New Fund's total operating expenses would be 2.45%.

         For the fiscal year ended April 30, 1998, the Fund paid advisory fees of $44,267. During the same period, VAM LLC and the Fund's distributor, Dougherty Summit Securities LLC, absorbed or waived fees in the amount of $34,000.

     6.   DISTRIBUTION AND SHAREHOLDER SERVICES

         Dougherty Summit Securities LLC has served as distributor of the Fund's shares since April 30, 1998. First Fund Distributors, Inc., an affiliate of the New Fund's administrator -- Investment Company Administration, LLC (ICA LLC) (which is not affiliated with either the VAM Funds or VAM LLC) will serve as distributor of the New Fund's shares.

         No sales charge is imposed by either the Fund or the New Fund on investments or reinvestment of dividends or capital gain distributions.

     7.   DISTRIBUTION PLANS

         The VAM Funds have adopted a Rule 12b-1 distribution plan for the Fund's shares, which provides for the payment of distribution fees at annual rates of up to 0.25% of the average daily net assets attributable to the shares of the Fund. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of the Fund's shares, and are not tied to the amount of actual expenses incurred.

         The New Fund has also adopted a distribution plan pursuant to Rule 12b-1 (the "New Fund Plan"). The New Fund Plan provides that the New Fund will pay for distribution and related expenses at an annual rate of up to 0.25% of the New Fund's average net assets to SB&H as Distribution Coordinator. Payments made pursuant to the New Fund Plan will represent compensation for distribution and service activities, not reimbursement for specific expenses incurred. The Plan allows excess distribution expenses to be carried forward for the following three fiscal years. Expenses permitted to be paid by the New Fund under the New Fund Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semi-annual and annual report, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel; advisors or other third parties for the assistance with respect to the distribution of the New Fund shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the New Fund; and such other expenses as may be approved from time to time by the Board of Trustees of the AST Trust.

     8.   ADMINISTRATION, CUSTODY, FUND ACCOUNTING AND TRANSFER AGENCY SERVICES

         Pursuant to an administration agreement (Administration Agreement) between AST Trust and ICA LLC, ICA LLC would act as administrator for AST Trust and would provide various administrative services including (but not limited to) arranging for the maintenance of certain books and records of the New Fund, preparing and mailing certain documents in connection with tax and disclosure obligations, preparing agendas and supporting documentation or, and minutes of, meetings of AST Trust Board of Trustees and meetings of shareholders and coordinating all relationships between the New Fund and its other service providers. The administration services provided to AST Trust pursuant to the Administration Agreement are similar in scope to the administration services provided to the VAM Funds pursuant to its existing administration agreement.

         Pursuant to a transfer agency agreement (Transfer Agency Agreement) between AST Trust and American Data Services, Inc. (ADS), ADS would act as the transfer agent and dividend disbursing agent for the New Fund. The services provided under the Transfer Agency Agreements are similar to those provided under the VAM Funds' existing transfer agency agreement.

         Pursuant to a custody agreement (Custody Agreement) between AST Trust and Star Bank, N.A. (Star Bank), Star Bank would act as custodian of the portfolio securities, cash and other property of the New Fund. Pursuant to the VAM Funds' existing custody agreement with Norwest Bank Minnesota, N.A. (Norwest), Norwest provides accounting and certain recordkeeping services for the VAM Funds' portfolios. The terms of the portions of the Custody Agreement relating to custodial services are similar in all material respects to the terms of the VAM Funds' existing custodian agreement with Norwest.

     9.   PURCHASE PROCEDURES

         The Fund generally requires a minimum initial investment of $1,000 and minimum subsequent investments of $100 or more. The New Fund has identical minimum purchase requirements. However, for investments in an Individual Retirement Account and Automatic Investment Plan, the minimum initial investment is $250 and minimum subsequent investment is $100. In the case of the New Fund, special reduced minimum investment limits apply to participants in 401(k) plans and employee benefit plans with separate accounts for employees,

         The Fund's shares are purchased at the public offering price, which is based on the net asset value next determined after receipt of a shareholder's order in proper form. If a shareholder buys shares through his or her investment representative, the representative must receive the shareholder's order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price. The New Fund shares are purchased using a similar method. To eliminate the need for safekeeping, neither the Fund nor the New Fund will issue share certificates.

     10.  REDEMPTION PROCEDURES

         Shareholders of both Funds may redeem their shares at the net asset value next determined after receipt of a written redemption request or a telephone redemption order without the imposition of any redemption fee or other sales charge. Both Funds have only one class of shares. For the Fund, this has been designated Class A.
For the New Fund no designation has been assigned to its share class.

     11.  INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

         The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The New Fund intends to continue this policy. Both Funds also have identical distribution options. Shareholders of the Fund and the New Fund may choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash. Shareholders of the New Fund can change their distribution option by notifying the transfer agent in writing. If a shareholder does not select an option when the shareholder opens the account, all distributions will be reinvested in shares of the Fund.

         The New Fund intends to qualify as a separate "regulated investment company" under Subchapter M of the Code for federal income tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to pay no federal taxes on income and capital gains paid to shareholders in the form of dividends. In order to accomplish this goal, the New Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

     12.  PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         After the closing of the Reorganization, SB&H will continue to be responsible for decisions to buy and sell securities, broker-dealer selection, and negotiation of commission rates through its new capacity as the advisor. In placing orders for the Fund's (and after the closing of the Reorganization, the New Fund's) portfolio transactions, SB&H will use its best efforts to seek to execute portfolio transactions in a manner which, under the circumstances, results in total costs or proceeds being the most favorable to the New Fund. In assessing the best overall terms available for any transaction, SB&H considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to SB&H, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. SB&H is not required to obtain the lowest commission or the best net price for the New Fund on any particular transaction and is not required to execute any order in a fashion either preferential to the New Fund relative to other accounts they manage or otherwise materially adverse to any other accounts.

     13.  SHAREHOLDERS' RIGHTS

         VAM Funds is a Minnesota corporation. Because the Fund is a series of the VAM Funds, its operations are governed by the VAM Fund's Articles of Incorporation and By-laws and applicable Minnesota law. AST Trust is a Delaware business trust. Because the New Fund is a series of AST Trust, its operations are governed by AST Trust's Agreement and Declaration of Trust and By-laws and applicable Delaware law.

         Under Delaware law, trustees and shareholders of a business trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnifications. However, some states do not recognize the liability limitation provided by Delaware law. Furthermore, AST Trust, being a Delaware business trust, has a Board of Trustees instead of a Board of Directors, as is the case of VAM Funds. The composition of the Board of Trustees of the AST Trust is also different from that of the VAM Funds, both in terms of membership and size.

         The Funds normally will not hold meetings of shareholders except as required under the 1940 Act and Minnesota law (in the case of the Fund) or Delaware law (in the case of the New Fund). However, with respect to each of the Fund and the New Fund, a meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request.

         Shareholders of each Fund have no preemptive, conversion or subscription rights. The shares of each Fund have non-cumulative voting rights, with each shareholder of that Fund entitled to one vote for each full share of that Fund (and a fractional vote for each fractional share) held in the shareholder's name on the books of that Fund as of the record date for the action in question. On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. The shares of the Funds will be voted in the aggregate on other matters, such as the election of trustees or directors, as appropriate, and ratification of the Boards' selection of the Funds' independent accountants.

C.   RECOMMENDATION OF THE BOARD OF DIRECTORS

         In response to the circumstances described above, the Board of Directors of the VAM Funds, after due consideration, has unanimously approved the proposed Reorganization, subject to approval by shareholders. The Directors, after reviewing the terms of the proposed Reorganization, concluded the proposed Reorganization to be in the best interests of the shareholders of the Fund. The Board of Directors also unanimously recommends that shareholders vote for the adoption of the proposal.

     1.   THE LEGAL FRAMEWORK

         The proposed Reorganization, if approved by the Fund's shareholders, will close as soon as practicable, subject to the satisfaction or certain conditions thereto. The Investment Advisory Agreement between the New Fund and SB&H will remain in effect for an initial term of up to two years and will continue in effect thereafter for successive periods if, and so long as, such continuance is specifically approved annually by (a) the Board of Trustees of AST Trust or (b) a majority vote of the New Fund's shareholders, provided that in either event, the continuance is also approved by a majority of the Trustees who are not interested persons (independent Trustees) by a vote cast in person at a meeting called for the purpose of voting on such approval.

     2.   THE VAM FUND'S DIRECTORS' CONSIDERATIONS

         The transactions contemplated by the Reorganization were presented to the Board of Directors of the VAM Funds for consideration at its December 7, 1998, Board of Directors meeting. The Board of Directors, including a majority of the independent Directors, voted to approve the proposed Reorganization. The Board of Directors concluded unanimously that the Proposal set forth in this Combined Proxy Statement and Prospectus is in the best interests of the Fund and its shareholders and would not result in the dilution of such shareholders' interests.

         In determining whether to recommend approval of the Reorganization to shareholders of the Fund, the Board of Directors (including the independent Directors), made an inquiry into a number of matters and considered the following factors, among others:

      (i) the compatibility of investment objectives, policies and restrictions of the Fund and the New Fund,
      (ii)  the capabilities of SB&H and other service providers to the New
            Fund,
      (iii) the nature of the Fund's existing shareholder base,
      (iv) expense ratios and available information regarding the fees and expenses of the Fund and the New Fund as well as similar funds,
      (v)   portfolio transaction policies of the Fund and the New Fund,

      (vi) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests,
      (vii) costs incurred by the Fund and New Fund as a result of the Reorganization,
      (viii) tax consequences of the Reorganization, and
      (ix)  possible alternatives to the Reorganization.

         In reaching the decision to approve the Reorganization and to recommend that the shareholders of the Fund vote to approve the Reorganization, the Board of Directors, including the independent Directors, unanimously concluded that the participation of the Fund in the Reorganization is in the best interests of the Fund's shareholders and would not result in the dilution of such shareholders' interests. Their conclusion was based on a number of factors, including the following:

      (1) The investment objective of the Fund and the New Fund will be identical and policies and restrictions will be substantially the same.
      (2) SB&H will continue to be responsible for providing day-to-day investment management services to the Fund following consummation of the Reorganization, which the Directors believe to be important to the Fund's existing shareholder base.
      (3) SB&H has agreed to waive fees payable to it and/or reimburse the New Fund for expenses in excess of fixed expense caps, and to keep (at least initially) the total operating expenses of the New Fund to that below the current fee level, even though SB&H may in the future modify or eliminate such reduction.

      D.    DISSENTERS' RIGHT OF APPRAISAL

         Shareholders of the Fund who object to the proposed Reorganization will be entitled to "dissenters' rights" under Minnesota law, which allows dissenting shareholders to recover the fair value of the shareholders' shares. However, shareholders of the Fund have, in any event, the right at any time up to the Effective Date to redeem shares of the Fund at net asset value. After the Reorganization, such shareholders will hold shares of the New Fund, which may also be redeemed at net asset value in accordance with the procedures described in the New Fund's preliminary prospectus dated January 8, 1999, subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act.

      E.    FURTHER INFORMATION ABOUT THE FUND AND THE NEW FUND

         Further information about the Fund is contained in its current Prospectus and Statement of Additional Information dated August 27, 1998, both of which are incorporated herein by this reference. Further information about the New Fund is contained in its Preliminary Prospectus and Preliminary Statement of Additional Information dated February 26, 1999, which are also incorporated herein by this reference. Documents that relate to the Fund are available, without charge, by writing to VAM Institutional Funds, Inc., 90 South Seventh Street, Suite 4300, Minneapolis, MN 55402 or by calling (800) 385-7003. Copies of the Fund's Prospectus and the New Fund's Preliminary Prospectus also

                                                                              20
accompany this Combined Proxy Statement and Prospectus. The SEC maintains an Internet web site (http://www.sec.gov) that contains each of these documents, other material incorporated by reference and other information about companies that file electronically with the SEC
         The VAM Funds are subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices at 500 West Madison Street, Suite 1400, Chicago, Illinois 60661 and 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, of the SEC, Washington, D.C. 20549.

F.    VOTE REQUIRED

         Approval of the proposed Reorganization requires the affirmative vote of the holders of a majority (as defined under the 1940 Act and as described above) of the total number of the Fund's Class A shares outstanding on the Record Date. If the shareholders of the Fund do not approve the proposed Reorganization, or if the Reorganization is not consummated for any other reason, then the Board of Directors will take such further action as it deems to be in the best interest of the Fund and its shareholders subject to approval by the shareholders of the Fund if required by applicable law.

         The holders of ten percent of the shares outstanding and entitled to vote in person or by proxy shall constitute a quorum. When a quorum is present, approval of the proposal will require the vote of a majority of the outstanding voting securities of a company. As defined under the 1940 Act, a majority is the vote, at the annual or a special meeting of the security holders of such company duly called, of the lesser of:

      + 67% of the shares represented at the Special Meeting if more than 50% of the outstanding shares is represented, or

      +     shares representing more than 50% of the Fund's outstanding shares.

                            III. MISCELLANEOUS ISSUES

A.    OTHER BUSINESS

         The Board of Directors of the VAM Funds know of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, it is the Board of Directors' intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.    NEXT MEETING OF SHAREHOLDERS

         The VAM Funds are not required, and do not intend, to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. If the Reorganization is not consummated, the next meeting of the shareholders of the Fund will be held at such time as the Board of Directors may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the VAM Funds at its office at a reasonable time before the Special Meeting, as determined by the Board of Directors, in order to be included in the VAM Fund's proxy statement and form of proxy relating to such meeting, and must satisfy all other legal requirements.

C.    EXPERTS

         The financial statements of the Fund incorporated in this Combined Proxy Statement and Prospectus by reference to the Annual Report to Shareholders for the year ended April 30, 1998, have been so incorporated in reliance on the report of KPMG Peat Marwick, independent accountants, given on the authority of said firm as experts in auditing and accounting.


PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE

                                                                              22
EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

         This AGREEMENT AND PLAN OF REORGANIZATION is made as of the 29th day of January, 1999, by and between VAM INSTITUTIONAL FUNDS, INC. ("VAM Funds"), a Minnesota corporation, on behalf of Segall Bryant & Hamill Growth and Income Fund (the "Fund") and ADVISORS SERIES TRUST (the "Trust"), a Delaware business trust, on behalf of Segall Bryant &Hamill Mid Cap Fund (the "Mid Cap Fund").

         In consideration of the mutual promises herein contained, the parties hereto agree as follows:

         1. Approval by Shareholders

         A meeting of the shareholders of the Fund shall be called and held for the purpose of acting upon this Agreement and Plan of Reorganization (the "Agreement") and the transactions contemplated herein.

         2. Plan of Reorganization

         (a) On behalf of the Fund, VAM Funds will convey, transfer and deliver to the Trust at the closing provided for in Section 3 (hereinafter called the "Closing") all of the Fund's then existing assets, the assets belonging to the Fund to be conveyed, transferred and delivered to the Mid Cap Fund, a newly-formed series of the Trust. In consideration thereof, the Trust agrees at the Closing (i) to assume and pay, to the extent that they exist on or after the effective date of the Reorganization (as defined in Section 3 hereof), all of the Fund's obligations and liabilities, whether absolute, accrued, contingent or otherwise, the obligations and liabilities of the Fund to become the obligations and liabilities of the Mid Cap Fund; and (ii) to deliver to the Fund full and fractional shares of beneficial interest of the Mid Cap Fund, $0.01 par value (the "Shares"), equal in number to the number of full and fractional shares of capital stock of the Fund, $0.01 par value, outstanding immediately prior to the effective date of the Reorganization.

         (b) At the effective date of the Reorganization, VAM Funds will distribute pro rata to the shareholders of record of the Fund as of the effective date of the Reorganization the Shares of the Mid Cap Fund received by the Fund pursuant to this Section 2. Each shareholder of record of the Fund will receive a number of Shares of the Mid Cap Fund equal to the number of shares of the Fund held at the effective date of the Reorganization. Such distribution will be accompanied by the establishment of an open account on the stock records of the Trust in the name of each such shareholder of the Fund and representing the number of Shares due such shareholder. Fractional Shares will be carried to the third decimal place. Certificates representing Shares will not be issued.

         (c) Prior to the Closing, all redemption requests received in proper order and form and not previously satisfied will be aggregated and the total dollars to be paid out resulting from the redemptions will be set aside by VAM Funds' transfer agent. After the Closing, the Trust's transfer agent will honor all such pre-Closing redemptions on behalf of VAM Funds and its transfer agent.

         (d) As soon as practicable after the effective date of the Reorganization, VAM Funds shall take all necessary steps under Minnesota law to effect a complete liquidation and dissolution of the Fund.

         (e) The transactions contemplated herein are referred to as the "Reorganization."

         3. Closing and Effective Date of the Reorganization

         With respect to the Fund, the Closing shall occur on (a) the final adjournment of the meeting of shareholders of the Fund at which this Agreement will be considered or (b) such later date as the parties may mutually agree (the "effective date of the Reorganization").

         4. Representations and Warranties; Conditions Precedent

         (a) VAM Funds, on behalf of the Fund, represents and warrants to the Trust the following:

         (1) The Fund is in compliance, in all material respects, with all applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), the Internal Revenue Code and all applicable state rules and regulations. To VAM Funds' knowledge, no litigation or administrative proceeding or investigation of or before any court or governmental body is now pending or threatened against the Fund or any of its assets, which could materially adversely affect the Fund's financial condition or the conduct of its business. VAM Funds knows of no such facts that might form the basis for any such proceeding and the Fund is not subject to any order, decree or judgment of any court or governmental body likely to materially adversely affect its business or the Reorganization.

         (2) VAM Funds and the Fund have filed all required federal and other tax returns and reports. VAM Funds and the Fund have paid all required federal and state taxes. On the closing date, the Fund will have good and marketable title to the Fund assets and the authority to assign, deliver or transfer those assets as per this Agreement. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Minnesota law for the execution and performance of this agreement by VAM Funds, for itself and on behalf of the Fund, except for such consents, approvals and authorizations as have already been properly made.

         (b) The Trust, on behalf of the Mid Cap Fund, represents and warrants to VAM Funds the following:

         (1) The Mid Cap Fund is in compliance, in all material respects, with all applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities

Exchange Act of 1934, as amended (the "1934 Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), the Internal Revenue Code and all applicable state rules and regulations. To the Trusts' knowledge, no litigation or administrative proceeding or investigation of or before any court or governmental body is now pending or threatened against the Mid Cap Fund or any of its assets, which could materially adversely affect the Mid Cap Fund's financial condition or the conduct of its business. The Trust knows of no such facts that might form the basis for any such proceeding and the Mid Cap Fund is not subject to any order, decree or judgment of any court or governmental body likely to materially adversely affect its business or the Reorganization.

         (2) The Trust and the Mid Cap Fund have filed all required federal and other tax returns and reports. The Trust and the Mid Cap Fund have paid all required federal and state taxes. On the closing date, the Mid Cap Fund will have the authorization to receive assets from the Fund as per this Agreement. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution and performance of this agreement by the Trust, for itself and on behalf of the Mid Cap Fund, except for such consents, approvals and authorizations as have already been properly made.

         (c) Conditions Precedent

         The obligations of VAM Funds and the Trust to effectuate the Agreement hereunder shall be subject to the satisfaction of each of the following conditions:

         (1) Such authority, including "no-action" letters, and orders from the Securities and Exchange Commission (the "Commission") and state securities commissions, as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

         (2) (i) The Trust's Registration Statement and any amendments thereto, as may be deemed necessary and appropriate, prepared on Form N-1A shall have been filed with the Commission under the 1933 Act and the 1940 Act; and (ii) no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated).

         (3) Confirmation shall have been received from the Commission or its staff that the Trust, effective upon or before the effective date of the Reorganization, shall be duly registered as an open-end management investment company under the 1940 Act.

         (4) Each party shall have received an opinion from Paul, Hastings, Janofsky & Walker LLP, addressed to both parties substantially to the effect that, for federal income tax purposes: (i) the transfer by the Fund of substantially all of its assets to the Mid Cap Fund solely in exchange for the Shares, as described above, is a reorganization within the meaning of Section 368(a)(1)(D) of the Internal Revenue Code (the "Code"); (ii) no gain or loss is recognized by the Fund upon the transfer of substantially all of its assets to the Mid Cap Fund in exchange solely for the Shares; (iii) no gain or loss is recognized by the Mid Cap Fund on receipt of the Fund assets in exchange for the Shares; (iv) the basis of the assets of the Fund in the hands of the Mid Cap Fund is, in each instance, the same as the basis of those assets in the hands of the Fund immediately prior to the transaction; (v) the holding period of the Fund's assets in the hands of the Mid Cap Fund includes the period during which the assets were held by the Fund; (vi) no gain or loss is recognized to the shareholders of the Fund upon the receipt of the Shares solely in exchange for the Fund's shares; (vii) the basis of the Shares received by the Fund's shareholders is, in each instance, the same as the basis of the Fund shares surrendered in exchange therefor; and (viii) the holding period of the Shares received by the Fund's shareholders includes the holding period during which shares of the Fund surrendered and exchanged therefor were held, provided that such shares were held as a capital asset in the hands of the Fund's shareholders on the date of the exchange. Furthermore, notwithstanding anything herein to the contrary, neither the Mid Cap Fund nor the Fund may waive the condition set forth in this paragraph Section 4(a)(4).

         (5) The Shares shall have been duly qualified for offering to the public in such jurisdictions (except where such qualifications are not required) so as to permit the transfers contemplated by this Agreement to be consummated.

         (6) With respect to the Fund, a vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding shares of common stock of the Fund entitled to vote at an annual or special meeting.

         (7) With respect to the Mid Cap Fund, the Trustees of the Trust shall have taken the following action at a meeting duly called for such purposes:

               (a) the approval of the Investment Advisory Agreement between the Trust on behalf of the Mid Cap Fund, and Segall Bryant & Hamill;
               (b) the approval of the Plan of Distribution adopted by the Trust, on behalf of the Mid Cap Fund;
               (c) the approval of the Distribution Agreement between the Trust and First Fund Distributors, Inc.;
               (d) the ratification of the selection of McGladrey & Pullen LLP as independent certified public accountants for the Mid Cap Fund;
               (e) the authorization of the issuance by the Trust prior to the effective date of the Reorganization, of one or more Shares of the Mid Cap Fund to the Fund in consideration for the payment of $1.00 per Share for the purpose of enabling the Fund to vote on the matters referred to above in this
                    Section 4(b);
               (f) the submission of the matters referred to in paragraph (g) of this Section 4(b) to the sole shareholder of the Mid Cap Fund; and
               (g) the authorization of the issuance by the Trust of Shares at the effective date of the Reorganization in exchange for the Fund's assets pursuant to the terms and provisions of this Agreement.

         (8) With respect to the Fund, the shareholders of the Fund shall have voted to approve all actions necessary to carry out the Plan of Reorganization.

         At any time prior to the Closing for the Fund, any of the foregoing conditions (other than the condition set forth in Section 4(b)(4)) may be waived by the Board of Directors of VAM Funds if, in the judgment of such Board, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund.

         (9) All accrued and unpaid expenses of the Fund, including all administrative, legal and other expenses owed by the Fund or Segall Bryant & Hamill to VAM Funds or its agents shall have been paid in full.

         5. Expenses

         The expenses of entering into and carrying out the provisions of this Agreement and the Reorganization and the proxy solicitation contemplated herein will be borne by the Fund.

         6. Indemnification

         (a) The Trust and the Mid Cap Fund each agrees to indemnify VAM Funds, the Fund, its directors (in their capacity as directors or officers), and agents from all liabilities that may arise in connection with, or as a result of, the Reorganization or the proxy material distributed to shareholders of the Fund and the proxy solicitation contemplated in this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the date of the Closing. Notwithstanding the above, any such indemnification for acts occurring after the date of the Closing shall be for a period not later than one (1) year after such Closing.

         (b) The VAM Funds and the Fund each agrees to indemnify the Trust, the Mid Cap Fund, its directors and trustees (in their capacity as directors and trustees or officers), and agents from all liabilities that may arise in connection with, or as a result of, the Reorganization or the proxy material distributed to shareholders of the Fund and the proxy solicitation contemplated in this Agreement or as a result of a breach of a representation or warranty made by VAM Funds or the Fund under this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the date of the Closing. Notwithstanding the above, any such indemnification for acts occurring after the date of the Closing shall be for a period not later than one
(1) year after such Closing.

         7. Termination

         With respect to the Fund and the Mid Cap Fund, the Board of Directors of VAM Funds or the Board of Trustees of the Trust, respectively, may terminate this Agreement and abandon the Reorganization contemplated hereby, at any time prior thereto, notwithstanding approval thereof by the shareholders of the Fund if, in the judgment of such Boards, proceeding with the Agreement would be inadvisable.

         8. Entire Agreement

         This Agreement embodies the entire agreement between the parties and there are no agreements, understandings, restrictions or warranties among the parties other than those set forth herein or herein provided for. Furthermore, after the Fund's shareholders have approved this Agreement, no amendments may be made that materially adversely affect the interests of the shareholders of the Fund unless such amendments are submitted for shareholder approval.

         9. Further Assurances

         Each of VAM Funds and the Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

         10. Governing Law

         This Agreement and the transactions contemplated hereby shall be governed by and construed and enforced in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, each of VAM Funds and the Trust has caused this Agreement and Plan of Reorganization to be executed on its behalf by its Chairman, President or a Vice President and attested by its Secretary or Assistant Secretary, all as of the day and year first above written.

                                       VAM INSTITUTIONAL FUNDS, INC, a Minnesota
                                corporation, on behalf of Segall Bryant & Hamill
                                                          Growth and Income Fund


                                ------------------------------------------------

ATTEST:

----------------------------------
Secretary

                                               ADVISORS SERIES TRUST, a Delaware
                business trust, on behalf of SEGALL BRYANT & HAMILL Mid Cap Fund


                                ------------------------------------------------

ATTEST:

------------------------------------
Secretary

                                                                              28
                                      PROXY
                     FOR SPECIAL MEETING OF SHAREHOLDERS OF
                  SEGALL BRYANT & HAMILL GROWTH AND INCOME FUND
                                ON MARCH 9, 1999

         The undersigned hereby appoints Mary Pavia and Paul Fricke, or each of them, proxies for the undersigned, with full power of substitution, to represent the undersigned and to vote all of the shares of Segall Bryant & Hamill Growth and Income Fund (the "Fund") of VAM Institutional Funds, Inc. (the "VAM Funds") which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held on March 9, 1999, and at any adjournment thereof.

         1. To approve or disapprove a proposed reorganization of the Fund into the SEGALL BRYANT & HAMILL Mid Cap Fund, a newly formed series of Advisors Series Trust.

         (  ) FOR        (  ) AGAINST        (  ) ABSTAIN

         And, in their discretion, to transact any other business that may lawfully come before the Special Meeting or any adjournment(s) thereof.

         THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS AND WILL BE VOTED AS DIRECTED HEREIN. IF NO DIRECTION IS GIVEN, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.


Dated:
      ---------------------------------

                                         ---------------------------------------
                                                        Signature of Shareholder


                                         ---------------------------------------
                                                        Signature of Shareholder

         When shares are registered jointly in the names of two or more persons, ALL such persons must sign. Signature(s) must correspond exactly with the name(s) the shares are registered under. Please sign, date and return promptly in the enclosed envelope.

                  ---------------------------------------------

                                     PART B

                  ---------------------------------------------

                                                                              30
                          VAM INSTITUTIONAL FUNDS, INC.
                  SEGALL BRYANT & HAMILL GROWTH AND INCOME FUND
                             90 South Seventh Street
                                   Suite 4300
                              Minneapolis, MN 55402
                                 (612) 376-7000
                                    ---------
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 2, 1999
                     FOR REGISTRATION STATEMENT ON FORM N-14

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus dated February 2, 1999, which has been filed by Advisors Series Trust ("AST Trust") in connection with a Special Meeting of Shareholders of the Segall Bryant & Hamill Growth and Income Fund (the "Fund"), a series of VAM Institutional Funds, Inc., (the "VAM Funds") that has been called to vote on an Agreement and Plan of Reorganization (and the transactions contemplated thereby). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing to the AST Trust at the address indicated above or by calling toll-free (800) 385-7003.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

         Further information about the VAM Funds, the Fund, AST Trust and the Segall Bryant & Hamill Mid Cap Fund (the "New Fund") is contained in the Fund's Prospectus dated August 27, 1998, the New Fund's Preliminary Prospectus dated January 8, 1999, and the Annual Report of the Fund for the fiscal year ended April 30, 1998. The Fund's Statement of Additional Information dated August 27, 1998, and the New Fund's Preliminary Statement of Additional Information dated January 8, 1999, are incorporated by reference in this Statement of Additional Information and is available without charge by calling American Data Services at
(800) 385-7003

         Pro-forma financial statements are attached hereto as Exhibit A.

                                TABLE OF CONTENTS


                                           Page
                                           ----

General Information                         B-2
Exhibit A                                   B-3

                               GENERAL INFORMATION

         The shareholders of the Fund are being asked to approve a form of Agreement and Plan of Reorganization (the "Plan") combining the Fund into the New Fund (and the transactions contemplated thereby). The Plan contemplates the transfer of all of the assets of the Fund as of the Effective Date to the New Fund, and the assumption by the New Fund of the liabilities of the Fund, in exchange for shares of the New Fund. Immediately after the Effective Date, the Fund will distribute to its shareholders of record as of the close of business on the Effective Date the shares of the New Fund received. The shares of the New Fund that will be issued for distribution to the Fund's shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Fund held as of the Closing Date. The VAM Funds will then take all necessary steps to terminate the qualification, registration and classification of the Fund. All issued and outstanding shares of the Fund will be canceled on the Fund's books. Shares of the New Fund will be represented only by book entries; no share certificates will be issued.

         A Special Meeting of the Fund's shareholders to consider the transaction will be held at the Fund's offices of the current Sub-advisor, Segall, Bryant & Hamill, 10 S. Wacker Drive, Suite 2150, Chicago, IL 60606, on March 9, 1999, at 10:00 A.M., local time.

         For further information about the transaction, see the Combined Proxy Statement and Prospectus. For further information about the VAM Funds and the Fund, see the Fund's Statement of Additional Information, dated August 27, 1998, which is available without charge by calling the American Data Services at (800) 385-7003. For further information about the AST Trust and the New Fund, see the New Fund's Preliminary Statement of Additional Information, dated January 8, 1999, which is available without charge by calling the AST Trust at (602) 952-8520.

                                    EXHIBIT A

SEGALL BRYANT AND HAMILL GROWTH AND INCOME FUND


PORTFOLIO OF INVESTMENTS AT OCTOBER 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares      COMMON STOCKS: 87.97%                                 Market Value
--------------------------------------------------------------------------------

              ADVERTISING AGENCIES: 2.94%
   3,500      The Interpublic Group of Companies, Inc.............     $ 204,750
                                                                       ---------
              COMMERCIAL BANKS - U.S.: 2.39%
   2,200      Star Banc Corporation...............................       166,375
                                                                       ---------
              COMMERCIAL SERVICES: 2.25%
   7,400      The ServiceMaster Company...........................       156,325
                                                                       ---------
              COMPUTER SERVICES: 2.89%
   3,500      Ceridian Corporation*...............................       200,813
                                                                       ---------
              COMPUTER SOFTWARE: 2.59%
   1,700      Microsoft Corporation*..............................       179,988
                                                                       ---------
              CONSUMER PRODUCTS - MISCELLANEOUS: 2.38%
   6,000      Blyth Industries, Inc.*.............................       165,750
                                                                       ---------
              DENTAL SUPPLIES AND EQUIPMENT: 1.11%
   3,000      DENTSPLY International, Inc.........................        77,250
                                                                       ---------
              DIVERSIFIED MANUFACTURING: 3.80%
   3,200      Applied Power, Inc..................................        88,200
   8,000      Littlefuse, Inc.*...................................       176,000
                                                                       ---------
                                                                         264,200
                                                                       ---------
              ELECTRIC - INTEGRATED: 1.67%
   2,400      New Century Energies, Inc...........................       115,950
                                                                       ---------
              ELECTRONICS: 3.92%
   6,500      Methode Electronics, Inc............................        99,938
   5,281      Molex Incorporated - Class A........................       172,623
                                                                       ---------
                                                                         272,561
                                                                       ---------
              FINANCIAL GUARANTEE INSURANCE: 2.18%
   3,900      MGIC Investment Corporation.........................       152,100
                                                                       ---------
              FOOD - RETAIL: 4.13%
   6,000      Safeway, Inc*.......................................     $ 286,875
                                                                       ---------
              IDENTIFICATION SYSTEMS / DEVICES: 2.57%
   4,000      Symbol Technologies, Inc............................       179,000
                                                                       ---------
              INSTRUMENTS - SCIENTIFIC: 3.03%

   2,500      The Perkin-Elmer Corporation........................       210,781
                                                                       ---------
              INVESTMENT MANAGEMENT: 1.60%
   7,000      Security Capital Group Incorporated - Class B*......       111,563
                                                                       ---------
              LIFE / HEALTH INSURANCE: 2.67%
   5,000      Protective Life Corporation.........................       185,313
                                                                       ---------
              MEDICAL - BIOMEDICAL GENETICS: 2.20%
   2,200      Biogen, Inc.*.......................................       152,900
                                                                       ---------
              MEDICAL - DRUGS: 2.70%
   4,000      Abbott Laboratories.................................       187,750
                                                                       ---------
              MEDICAL INSTRUMENTS: 1.95%
   4,000      Biomet, Inc.*.......................................       135,750
                                                                       ---------
              MEDICAL PRODUCTS: 2.93%
   2,500      Johnson & Johnson...................................       203,750
                                                                       ---------
              MULTI-LINE INSURANCE: 1.24%
   2,000      The Allstate Corporation............................        86,125
                                                                       ---------
              OFFICE AUTOMATION AND EQUIPMENT: 2.79%
   2,000      Xerox Corporation...................................       193,750
                                                                       ---------
              OFFICE FURNISHINGS: 0.65%
   2,500      Steelcase, Inc. - Class A...........................        45,000
                                                                       ---------
              OFFICE SUPPLIES AND FORMS: 4.76%
   3,700      Avery Dennison Corporation..........................     $ 153,318
   5,700      New England Business Service, Inc...................       177,412
                                                                       ---------
                                                                         330,730
                                                                       ---------
              OPERATIONS: 5.60%
   2,400      General Electric Company............................       210,000
   2,800      Illinois Tool Works, Inc............................       179,550
                                                                       ---------
                                                                         389,550
                                                                       ---------
              PIPELINES: 2.28%
   3,000      Enron Corp..........................................       158,250
                                                                       ---------
              PUBLISHING - NEWSPAPERS: 1.66%
   2,000      Tribune Company.....................................       115,250
                                                                       ---------
              RETAIL - BUILDING PRODUCTS: 5.73%
   5,000      Fastenal Company....................................       180,625
   5,000      The Home Depot, Inc.................................       217,500
                                                                       ---------
                                                                         398,125
                                                                       ---------
              RETAIL - DISCOUNT: 2.40%
   7,000      Dollar General Corporation..........................       167,124
                                                                       ---------
              SUPER - REGIONAL BANKS - U.S.: 4.64%
   3,000      First Union Corporation.............................       174,000
   4,000      Norwest Corporation.................................       148,750
                                                                       ---------
                                                                         322,750
                                                                       ---------

              TELEPHONE - LONG DISTANCE: 1.59%
   2,000      MCI WORLDCOM, Inc...................................       110,500
                                                                       ---------
              TEXTILE APPAREL: 2.73%
  11,000      Jones Apparel Group, Inc.*..........................       189,750
                                                                       ---------

              Total Common Stocks (cost $5,052,366)...............     6,116,648
                                                                       ---------


--------------------------------------------------------------------------------
Principal Amount     SHORT-TERM INVESTMENTS: 6.67%
--------------------------------------------------------------------------------

$257,534   Star Treasury Fund.....................................     $ 257,534
 750,000   U.S. Treasury Strips*..................................       206,419
                                                                       ---------

           Total Short-Term Investments (cost $425,393)...........       463,953
                                                                       ---------
           Total Investments in Securities
            (cost $5,477,759+): 94.64%............................     6,580,601
           Liabilities in excess of Other Assets: 5.36%...........       372,492
                                                                       ---------
           TOTAL NET ASSETS: 100.0% ..............................     6,953,093
                                                                       =========

* Non-incoming producing security.

+ At October 31, 1998, the cost of securities for Federal tax purposes was approximately the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

           Gross unrealized appreciation...........................   $1,215,761
           Gross unrealized depreciation...........................    (112,919)
                                                                      ----------
           Net unrealized appreciation.............................   $1,102,842
                                                                      ==========

See Notes to Financial Statements.

                                                                              36
Notes to Portfolio of Investments
--------------------------------------------------------------------------------

      INVESTMENTS IN SECURITIES

      Investments in securities traded on national or international securities exchanges are valued at the last sales price on that exchange; securities traded in the over-the-counter market and listed securities for which no sale was reported on the valuation date are valued on the basis of the last current bid price. The values of fixed income securities are determined by using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Directors. Investments in short-term securities with maturities of more than 60 days from the valuation date are valued at the last bid price or at fair value as determined by a pricing service approved by the Board of Directors. Short-term securities with maturities of less than 60 days are valued at amortized cost which approximates market value.

      Security transactions are accounted for on trade date. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of premium and discount,is accrued daily.

      Pro Forma Statement of Assets and Liabilities October 31, 1998 (Unaudited)

                                                             Pro
                                           Segall, Bryant    Forma
                                           & Hamill Growth   Adjust-  Pro Forma
                                           And Income Fund   ments    Combined
                                           ---------------   -----    --------
ASSETS:
Investment securities, at value            $6,580,601    $      0    $6,580,601
Cash                                            2,127      19,662        21,789
Receivables:
 Interest and Dividends                         4,542           0         4,542
 Fund Shares Sold                              11,200           0        11,200
 Portfolio Securities Sold                    371,377           0       371,377
Unamortized Organization Expenses              19,662     (19,662)            0
Other assets                                    2,445           0         2,445
                                           ----------    --------    ----------
 Total assets                               6,991,955           0     6,991,955
                                           ----------    --------    ----------
LIABILITIES:
Accrued liabilities:
 Administration fees                            2,548           0         2,548
 Distribution fees                              6,525           0         6,525
 Investment advisory fees                       4,099           0         4,099
 Other accrued expenses                        12,316           0        12,316
Other Payables                                 13,374           0        13,374
                                           ----------    --------    ----------
          Total Liabilities                    38,862           0        38,862
                                           ----------    --------    ----------
NET ASSETS:
Paid-in capital                             5,721,531           0     5,721,531

Accumulated undistributed net investment
income                                       (108,843)          0      (108,843)
Accumulated undistributed net realized
gain (loss) on investment transactions        237,563           0       237,563
Net unrealized appreciation/depreciation
of investment                               1,102,842           0     1,102,842
                                           ----------    --------    ----------

Net Assets:                                 6,953,093           0     6,953,093
                                           ----------    --------    ----------
Shares of capital stock outstanding
($.01 par value; unlimited number
of shares authorized):
Shares                                        531,395           0       531,395
Shares:
 Net asset value, redemption price and     $    13.08           0    $    13.08
 maximum offering price per share
 Cost of Investments                       $5,477,759      $    0    $5,477,759

 See notes to financial statements

SBH Mid Cap Fund
Pro Forma Statements of Operations
For the six months ended October 31, 1998 (Unaudited)


                                        Segall, Bryant                 Pro Forma
                                       & Hamill Growth                  B&H Mid
                                          and Income     Pro Forma        Cap
                                             Fund       Adjustments      Fund
                                       ---------------  -----------    --------
INVESTMENT INCOME:
Dividend                                  $ 33,055          $ 0        $ 33,055
Interest                                     1,299            0           1,299
Other                                       10,450            0          10,450
                                          --------       -------      ---------
 Total investment income                    44,804            0          44,804
                                          --------       -------      ---------
EXPENSES: (Note 2)
Administrative fees                          7,562         7,561         15,123
Distribution fees                            8,563             0          8,563
Investment advisory fees                    25,689             0         25,689
Custodian fees                               1,815         1,785          3,600
Printing and postage                         1,025         2,975          4,000
Professional fees                            4,285         4,215          8,500
Registration fees                            2,554         2,446          5,000
Transfer agent fees                          3,277         3,223          6,500
Trustees fees and expenses                   1,151         1,099          2,250
Amortization of deferred org. expenses       1,608        (1,608)           0
Fund accounting expense                      4,033         3,967          8,000
Other                                       14,634       (12,630)         3,516
                                          --------       -------      ---------
 Total Expenses                             76,196        13,033         89,229
                                          --------       -------      ---------

 Less amounts waived                       (16,255)      (13,033)       (29,288)
                                          --------       -------      ---------
 Net expenses                               59,941             0         59,941
                                          --------       -------      ---------
    Net investment income                  (15,137)            0        (15,137)
                                          --------       -------      ---------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain on investments          (115,805)            0       (115,805)
Change in net unrealized appreciation
on investments                            (207,898)            0       (207,898)
                                          --------       -------      ---------
 Net realized and unrealized loss
 on investments                           (323,703)            0       (323,703)
                                          --------       -------      ---------
    Net decrease in net assets from
    operations                            (338,840)            0       (338,840)
                                          ========       =======      =========

See notes to financial statements.

                                SB&H Mid Cap Fund
                   Notes to the Pro Forma Financial Statements

1. Basis of presentation

          The Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations ( "Pro Forma Statements" ) reflect the accounts of the Segall Bryant & Hamill Growth and Income Fund at October 31, 1998 for the six month period then ended.

          The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the Segall Bryant & Hamill Growth and Income Fund to the SB&H Mid Cap Fund in exchange for shares of such SB&H Mid Cap Fund.

          The Pro Forma Statements should be read in conjunction with the historical financial statements of the Segall Bryant & Hamill Growth and Income Fund included in the Statement of Additional Information.

2. Pro Forma Operating Expenses

          The Pro Forma Statement of Operations assume similar rates of gross investment income for the investments of the SB&H Mid Cap Fund. Accordingly, the gross investment income is equal to the Segall Bryant & Hamill Growth and Income Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the SB&H Mid Cap Fund more closely.

                    -----------------------------------------

                                     PART C

                    -----------------------------------------

                              ADVISORS SERIES TRUST
                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 30, filed October 15 1998, to the Registrant's Registration Statement on Form N-1A, Registration Statement No. 333-42505 (the "Registration Statement").

ITEM 16. EXHIBITS

     Exhibit No.

         1.       Agreement and Declaration of Trust (1)
         2.       By-laws, as amended. (1)
         3.       Not Applicable.
         4.       Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to Prospectus/Proxy Statement).
         5.       Specimen share certificate. (3)
         6.       Investment Advisory Agreement (2)
         7.       Distribution Agreement. (2)
         8.       Not Applicable.
         9.       Custodian Agreement. (3)
         10.      Rule 12b-1 Distribution Plan. (4)
         11.      Opinion of Counsel regarding legality of issuance of shares and other matters. (5)
         12.      Opinion of Counsel on tax matters. (5)
         13(a).   Administration Agreement with Investment Company
                  Administration, LLC. (2)
         13(b).   Fund Accounting Service Agreement. (2)
         13(c).   Transfer Agency and Service Agreement. (2)
         14.      Not Applicable.
         15.      Not Applicable.
         16.      Power of Attorney (5)
         17.      Not Applicable

      ----------
      (1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996, and incorporated herein by this reference.

      (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 1997, and incorporated herein by this reference.

      (3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997, and incorporated herein by this reference.

      (4) Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-17391) on May 1, 1997, and incorporated herein by this reference.

      (5)   Filed herewith.

ITEM 17. UNDERTAKINGS.

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                                              43
                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and the State of Arizona on the 19th day of March, 1999.

                                        ADVISORS SERIES TRUST


                                        By /s/ Eric M. Banhazl*
                                          --------------------------
                                          Eric M. Banhazl, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities on the dates indicated.

      Name                               Title                       Date
      ----                               -----                       ----

/s/ Eric M. Banhazl*          President, Principal Financial     March 19, 1999
---------------------------   and Accounting Officer, and
Eric M. Banhazl               Trustee


/s/ Walter E. Auch Sr.*       Trustee                            March 19, 1999
---------------------------
Walter E. Auch, Sr.


/s/ Donald E. O'Connor*       Trustee                            March 19, 1999
---------------------------
Donald E. O'Connor


/s/ George T. Wofford III*    Trustee                            March 19, 1999
---------------------------
George T. Wofford III

*/s/ Robert H. Wadsworth
---------------------------
By: Robert H. Wadsworth
  Attorney in Fact

                                    EXHIBITS

      12.   Opinion of Counsel on Tax Matters.

      16.   Power of Attorney